Insurance technical provisions and pension plans (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes In Deferred Acquisition Cost Insurance Assets [Abstract]
At the beginning of the year	R$ 1,750,244	R$ 1,945,238
Additions	1,586,888	1,940,226
Reversals	(2,250,844)	(2,135,220)
Partial spin-off of large risk portfolio	(16,180)	0
At the end of the year	R$ 1,070,108	R$ 1,750,244